Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ 471,740	$ 15,351	$ (52,779)
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(11,136)	(362)	(21,379)
Gross settled	88,488	2,880	1,956
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	13,398,921	436,021	2,382,315
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(13,310,433)	(433,141)	(2,380,359)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	383,252	12,471	(55,266)
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	32,274,691	1,050,266	23,759,435
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(31,891,439)	(1,037,795)	(23,814,701)
Less than 1 month [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			531
Less than 1 month [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			19,376
Less than 1 month [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			(18,845)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	1,413,903	46,011	(8,075)
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	11,994	390	(1,410)
Gross settled	828	27	32,722
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	4,688,786	152,580	6,817,411
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(4,687,958)	(152,553)	(6,784,689)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	1,413,075	45,984	(41,992)
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	16,429,850	534,652	21,272,450
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(15,016,775)	(488,668)	(21,314,442)
1 to 3 months [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			1,195
1 to 3 months [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			43,596
1 to 3 months [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			(42,401)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	2,415,161	78,592	(116,984)
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	65,442	2,129	5,676
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	599,796	19,518	531,596
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(534,354)	(17,389)	(525,920)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	2,349,719	76,463	(123,633)
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	62,187,750	2,023,682	37,841,805
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (59,838,031)	$ (1,947,219)	(37,965,438)
3 months to 1 year [member] | Target redemption forward contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			973
3 months to 1 year [member] | Target redemption forward contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			33,216
3 months to 1 year [member] | Target redemption forward contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			$ (32,243)